Acquisitions and divestments, acquisitions (Details) € in Millions, kr in Millions, $ in Millions	1 Months Ended						3 Months Ended
	Oct. 31, 2018	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Nov. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 EUR (€)	Jul. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 SEK (kr)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 SEK (kr)	Jan. 31, 2016 USD ($)
Acquisitions [line items]
Total Exploration expenditures			$ 2,715					$ 2,685
Equity accounted investments			2,551					2,863			$ 2,245
Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments			1,133					1,102			1,133
Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Equity accounted investments			134					92			129
Exploration & Production (E&P) International [member]
Acquisitions [line items]
Equity accounted investments			234					296			365
Other segment [member]
Acquisitions [line items]
Equity accounted investments			$ 1,050					1,373			$ 617
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired							51.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in associate							70.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in associate							19.00%
Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired							40.00%
Martin Linge field and Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Total purchase price							$ 1,541
Increase in property plant and equipment resulting from business combination							1,418
Increase in intangible assets							116
Goodwill							265
Increase in deferred tax liability							265
Increase in other assets							7
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Contingent payments							20
Total Exploration expenditures							$ 246
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Total operator [Member]
Acquisitions [line items]
Ownership interest in joint operation							60.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor and Total [Member]
Acquisitions [line items]
Total purchase price							$ 339
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor [Member]
Acquisitions [line items]
Ownership interest in joint operation							40.00%
Roncador field [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired		25.00%
Increase in property plant and equipment resulting from business combination		$ 2,550
Increase in intangible assets		392
Increase in provisions		808
Cash consideration		2,133
Contingent payments		$ 392
Danske Commodities (DC) [Member] | Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Percentage of share acquired									100.00%	100.00%
Total purchase price | €									€ 400
BM-S-8 license [member]
Acquisitions [line items]
Ownership interest in associate			76.00%
BM-S-8 license [member] | Barra Energia [Member]
Acquisitions [line items]
Percentage of share acquired									10.00%	10.00%
Total purchase price										$ 379
BM-S-8 license [member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired					66.00%
Increase in intangible assets					$ 2,271
QGEP [member]
Acquisitions [line items]
Percentage of share acquired			10.00%
Increase in intangible assets			$ 362
The Carcara North block [Member]
Acquisitions [line items]
Bid in percentage of profit oil				67.12%
Signature bonus			$ 350
The Carcara North block [Member] | ExxonMobil [Member]
Acquisitions [line items]
Bid in percentage of profit oil				40.00%
The Carcara North block [Member] | Galp [Member]
Acquisitions [line items]
Bid in percentage of profit oil				20.00%
The Carcara North block [Member] | Equinor [Member]
Acquisitions [line items]
Bid in percentage of profit oil				40.00%
Lundin Petroleum [member]
Acquisitions [line items]
Percentage of share acquired														11.93%	11.93%
Total purchase price														kr 4,600	$ 541
Ownership interest in associate						20.10%
Cash consideration												kr 544	$ 64
Gain relassified from comprehensive income to statement of income						$ 127
Lundin Petroleum [member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments													$ 1,199
Rosebank project in UK [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Ownership interest in joint operation	40.00%
Rosebank project in UK [Member] | Exploration & Production (E&P) International [member] | Suncor Energy [Member]
Acquisitions [line items]
Ownership interest in joint operation	40.00%
Rosebank project in UK [Member] | Exploration & Production (E&P) International [member] | Siccar Point Energy [Member]
Acquisitions [line items]
Ownership interest in joint operation	20.00%
Lease OCS-A 0520 [Member] | Other segment [member]
Acquisitions [line items]
Bid amount								$ 135